Commitments and Contingencies - Additional Information - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Net operating cash flow	$ 513,745	$ 620,783	$ 775,832
Working capital deficit	532,200
Current portion of long-term debt	$ 800,897	$ 998,591